Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at	Dec 31 2023	Dec 31 2022
Cash flow hedges (note 19)	$121,108	$322,748
Chile VAT receivable	17,824	18,343
Restricted cash for debt service and major maintenance of vessels (a)	15,772	14,349
Fair value of Egypt gas supply contract derivative (note 19)	20,402	11,220
Investment in Carbon Recycling International	5,620	5,620
Defined benefit pension plans (note 21)	5,718	3,977
Other	15,416	19,476
Total other assets	201,860	395,733
Less current portion (b)	(3,893)	(39,346)
	197,967	$356,387